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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 -------------------------------
   Address:      400 Centre Street
                 -------------------------------
                 Newton, MA 02458.
                 -------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Adam D. Portnoy              Newton, MA       May 11, 2009
   -------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   68
                                        --------------------

Form 13F Information Table Value Total:              $20,275
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

                                                             AMOUNT AND TYPE OF SECURITY
                                                            ----------------------------                       VOTING AUTHORITY
                                                      VALUE   SHRS OR                    INVESTMENT  OTHER   ---------------------
NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   SH/PRN  PUT/CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
APARTMENT INVT + MGMT CO  CL A            03748R101      158    28,745    SH                SOLE               28,745      -
ASSOCIATED ESTATES RLTY
 CORP                     COM             045604105      199    35,000    SH                SOLE               35,000      -
AVALONBAY CMNTYS INC      COM SBI         053484101      733    15,575    SH                SOLE               15,575      -
BIOMED RLTY TR INC        COM             09063H107      237    35,000    SH                SOLE               35,000      -
BLACKROCK PFD EQUITY
 ADVANTAGE                COM             092508100      122    19,336    SH                SOLE               19,336      -
BRANDYWINE RLTY TR        SH BEN INT NEW  105368203      373   130,900    SH                SOLE              130,900      -
BRE PPTYS INC             CL A            05564E106      314    16,000    SH                SOLE               16,000      -
BROOKFIELD PPTYS CORP     COM             112900105       58    10,000    SH                SOLE               10,000      -
CBL + ASSOC PPTYS INC     COM             124830100       41    17,200    SH                SOLE               17,200      -
CEDAR SHOPPING CTRS INC   COM NEW         150602209       67    38,508    SH                SOLE               38,508      -
COGDELL SPENCER INC       COM             19238U107      161    31,655    SH                SOLE               31,655      -
COHEN + STEERS ADVANTAGE
 INCOM                    COM             19247W102      104    52,500    SH                SOLE               52,500      -
COHEN + STEERS PREM
 INCOME                   COM             19247V104       14     7,177    SH                SOLE                7,177      -
COHEN + STEERS REIT +
 UTIL INC                 CL A            19247Y108      105    24,384    SH                SOLE               24,384      -
COLONIAL PPTYS TR         COM SHS BEN INT 195872106      133    34,800    SH                SOLE               34,800      -
CORPORATE OFFICE PPTYS TR SH BEN INT      22002T108      387    15,600    SH                SOLE               15,600      -
COUSINS PPTYS INC         COM             222795106      209    32,400    SH                SOLE               32,400      -
DIAMONDROCK HOSPITALITY
 CO                       COM             252784301       80    20,000    SH                SOLE               20,000      -
DUKE RLTY CORP            COM NEW         264411505      171    31,100    SH                SOLE               31,100      -
DWS RREEF REAL ESTATE
 FD II                    COM             23338X102       40    94,150    SH                SOLE               94,150      -
EASTGROUP PPTYS INC       COM             277276101      199     7,100    SH                SOLE                7,100      -
EATON VANCE ENHANCED
 EQUITY                   COM             278277108      118    12,100    SH                SOLE               12,100      -
ENTERTAINMENT PPTYS TR    COM SH BEN INT  29380T105      512    32,500    SH                SOLE               32,500      -
EQUITY ONE INC            COM             294752100       38     3,100    SH                SOLE                3,100      -
EQUITY RESIDENTIAL        SH BEN INT      29476L107      899    49,000    SH                SOLE               49,000      -
ESSEX PROPERTY TRUST      COM             297178105      344     6,000    SH                SOLE                6,000      -
EXTRA SPACE STORAGE INC   COM             30225T102       44     8,000    SH                SOLE                8,000      -
FELCOR LODGING TR INC     PFD CONV SER A
                          1.95            31430F200      292    73,000    SH                SOLE               73,000      -
HCP INC                   COM             40414L109      707    39,580    SH                SOLE               39,580      -
HEALTH CARE REIT INC      COM             42217K106       32     1,050    SH                SOLE                1,050      -
HEALTH CARE REIT INC      G CNV 7.5%      42217K502      443    20,000    SH                SOLE               20,000      -
HERSHA HOSPITALITY TR     SHS BEN INT A   427825104      406   213,583    SH                SOLE              213,583      -
HIGHWOODS PPTYS INC       COM             431284108    1,240    57,900    SH                SOLE               57,900      -
HOME PROPERTIES INC       COM             437306103       15       500    SH                SOLE                  500      -
KILROY RLTY CORP          COM             49427F108      464    27,000    SH                SOLE               27,000      -
KIMCO RLTY CORP           COM             49446R109      263    34,500    SH                SOLE               34,500      -
LEXINGTON REALTY TRUST    COM             529043101       96    40,283    SH                SOLE               40,283      -
LIBERTY PROPERTY          SH BEN INT      531172104      686    36,200    SH                SOLE               36,200      -
MACERICH CO               COM             554382101      117    18,600    SH                SOLE               18,600      -
MACK CA RLTY CORP         COM             554489104      539    27,200    SH                SOLE               27,200      -
MAGUIRE PPTYS INC         COM             559775101       17    24,000    SH                SOLE               24,000      -
MEDICAL PPTYS TR INC      COM             58463J304      508   139,120    SH                SOLE              139,120      -
MID AMER APT CMNTYS INC   COM             59522J103    1,360    44,100    SH                SOLE               44,100      -
NATIONAL RETAIL PPTYS INC COM             637417106    1,852   116,900    SH                SOLE              116,900      -
NATIONWIDE HEALTH PPTYS
 INC                      COM             638620104    1,501    67,654    SH                SOLE               67,654      -
NEUBERGER BERMAN REAL
 ESTATE                   COM             64190A103       38    30,000    SH                SOLE               30,000      -
NICHOLAS APPLEGATE CONV   COM             65370G109        2       504    SH                SOLE                  504      -
NUVEEN FLOATING RATE
 INCOME FD                COM             67072T108      118    20,185    SH                SOLE               20,185      -
NUVEEN REAL ESTATE
 INCOME FD                COM             67071B108       13     3,700    SH                SOLE                3,700      -
OMEGA HEALTHCARE
 INVESTORS                REAL ESTATE     681936100        3       200    SH                SOLE                  200      -
PROSHARES TR              PSHS REAL
                          ESTATE          74347R552      356     6,750    SH                SOLE                6,750      -
PROSHARES TR              ULTRA REAL
                          ESTATE
                          PROSHARES       74347R677       34    13,650    SH                SOLE               13,650      -
PUBLIC STORAGE            COM             74460D109      171     3,100    SH                SOLE                3,100      -
RAMCO GERSHENSON PPTYS TR COM SH BEN INT  751452202      135    21,000    SH                SOLE               21,000      -
REALTY INCOME CORP        COM             756109104       81     4,300    SH                SOLE                4,300      -
REGENCY CTRS CORP         COM             758849103      337    12,700    SH                SOLE               12,700      -
SIMON PPTY GROUP INC NEW  COM             828806109      752    21,699    SH                SOLE               21,699      -
SL GREEN RLTY CORP        COM             78440X101      214    19,800    SH                SOLE               19,800      -
SOVRAN SELF STORAGE INC   COM             84610H108        2       100    SH                SOLE                  100      -
SUN CMNTYS INC            COM             866674104        1       100    SH                SOLE                  100      -
SUNSTONE HOTEL INVS INC
 NEW                      COM             867892101        9     3,285    SH                SOLE                3,285      -
SUPERTEL HOSPITALITY INC  COM             868526104      159   184,942    SH                SOLE              184,942      -
TANGER FACTORY OUTLET
 CTRS                     INC COM         875465106      167     5,400    SH                SOLE                5,400      -
U STORE IT TR             COM             91274F104       24    12,000    SH                SOLE               12,000      -
UDR INC                   COM             902653104       26     3,000    SH                SOLE                3,000      -
VORNADO RLTY TR           COM             929042109      828    24,906    SH                SOLE               24,906      -
WEINGARTEN RLTY INVS      SH BEN INT      948741103      286    30,000    SH                SOLE               30,000      -
WESTERN ASSET EMERGING
 MKTS                     COM             95766A101      121    10,293    SH                SOLE               10,293      -